Financial loans and other payables - Bonds (Details)												1 Months Ended			12 Months Ended
	Dec. 19, 2017 shares	Nov. 10, 2017 EUR (€) shares	Nov. 06, 2017 EUR (€) shares	Mar. 27, 2017 D	Dec. 15, 2016 EUR (€) shares	Mar. 10, 2016 € / shares shares	Mar. 07, 2016 € / shares	Dec. 14, 2015 shares	Apr. 16, 2015	Mar. 06, 2015 EUR (€) payment item	Apr. 22, 2014 shares	Dec. 31, 2017 EUR (€) € / shares shares	May 31, 2015 EUR (€) shares	Apr. 30, 2014 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€) € / shares shares	Dec. 31, 2016 EUR (€)	Nov. 05, 2017 EUR (€)	Sep. 06, 2017	Mar. 06, 2017	Dec. 20, 2016 € / shares	Dec. 15, 2016 $ / shares shares	Dec. 15, 2016 € / shares shares	Mar. 14, 2016 € / shares shares	Dec. 31, 2015 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total principal amount			€ 18,000,000							€ 25,000,000							€ 25,000,000
Nominal value per convertible bond										€ 100,000
Number of interest payments | item										4
Issuance costs															€ 1,100,000
Effective interest rate (as a percent)												20.00%			20.00%
Discount rate on fair value												21.00%			21.00%
Warrants exercised by Kreos Capital (as a percent)														33.33%
Number of Warrants Exercised | shares	1,329,535							9,030					664,767
Private placement
Disclosure of detailed information about borrowings [line items]
Number of shares issued | shares						25,000,000
Issue price per share | € / shares						€ 0.95
Initial Public offering
Disclosure of detailed information about borrowings [line items]
Number of shares issued | shares					46,000,000
Issue price per share | $ / shares																					$ 15.50
Amount received on sale of shares					€ 35,650,000
Number of ADS sold | shares																					2,300,000	2,300,000
Underwriter's option
Disclosure of detailed information about borrowings [line items]
Initial conversion price | € / shares																						€ 0.9263
Number of ordinary shares to be issued on conversion | shares																					6,900,000	6,900,000
Adjusted conversion price | € / shares																				€ 0.8983
Number of ADS sold | shares																					345,000	345,000
Option period					30 days
Senior, unsecured convertible bonds due 2018
Disclosure of detailed information about borrowings [line items]
Total principal amount										€ 25,000,000
Nominal value per convertible bond										€ 100,000
Number of interest payments | payment										4
Redemption percentage										100.00%								100.00%	100.00%
Coupon percentage										9.00%								9.00%	9.00%
Initial conversion price | € / shares												€ 0.9414			€ 0.9414
Number of ordinary shares to be issued on conversion | shares												26,556,192			26,556,192
Adjusted conversion price | € / shares							€ 0.9263													€ 0.8983			€ 0.9263
Number of ordinary shares to be issued at adjusted conversion price | shares																							26,989,096
Bonds conversion period									10 days
Percentage of arithmetic average							80.00%
Reset period							20 days
Issuer call option, number of dealing days | D				20
Issuer call option, number of consecutive dealing days				30 days
Issuer call option, number of dealing days prior to notice of redemption | D				7
Aggregate principal amount outstanding (as a percent)															15.00%
Conversion price temporary adjustment period															60 days
Lockup period										90 days
Amount of bonds converted		€ 7,000,000	€ 7,000,000
Shares issued upon conversion | shares		7,792,496	7,792,496
Senior, unsecured convertible bonds due 2018 | Minimum
Disclosure of detailed information about borrowings [line items]
Issuer call option, share price (as a percent)				130.00%
Redemption period of the bonds				30 days
Senior, unsecured convertible bonds due 2018 | Maximum
Disclosure of detailed information about borrowings [line items]
Redemption period of the bonds				60 days
Convertible notes (ordinary note)
Disclosure of detailed information about borrowings [line items]
Issuance costs															€ 700,000
Amortized cost of ordinary note										€ 16,400,000		€ 17,800,000			€ 17,800,000	€ 21,500,000
Effective interest rate (as a percent)												28.06%			28.06%	28.06%
Convertible notes (warrant)
Disclosure of detailed information about borrowings [line items]
Issuance costs															€ 400,000
Fair value of warrants										€ 7,900,000		€ 16,300,000			16,300,000	€ 2,400,000								€ 13,300,000
Original amount												€ 18,000,000			€ 18,000,000	25,000,000
Kreos loan
Disclosure of detailed information about borrowings [line items]
Fair value of warrants														€ 700,000
Effective interest rate (as a percent)														20.16%
Warrants issued consideration																€ 350,000
Number of warrants issued to Kreos Capital | shares											1,994,302			1,994,302
Warrants exercise price | € / shares												€ 0.75		€ 0.75
Warrants exercised by Kreos Capital (as a percent)													33.33%
Warrants exercised by Kreos Capital (in euros)													€ 163,333